Stock Compensation - Other (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 01, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Compensation
Special stock dividend, rate percent	4.00%
Dividends Payable, Date to be Paid	Jul. 01, 2018
Stock based compensation expense			$ 0	$ 3,000	$ 17,000
Remaining unrecognized compensation expense related to non-vested stock awards				$ 0
Exercised (in shares)		20,909	20,909	0	0
Exercised (per share)		$ 14.20	$ 14.20	$ 0.00	$ 0.00
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year			$ 1,500,000	$ 1,700,000